Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	[1]
Preferred stock, Authorized	50,000,000	50,000,000	50,000,000	[1]
Preferred stock, issued shares	170,940	0	0	[1]
Preferred stock, outstanding shares	170,940	0	0	[1]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	[1]
Common stock, Authorized	200,000,000	200,000,000	200,000,000	[1]
Common stock, Issued	33,035,069	32,920,069	30,845,844	[1]
Common stock, outstanding	33,035,069	32,920,069	30,845,844	[1]

[1]	Restated